Debt - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Debt [Line Items]
Beginning balance	$ 44,837	$ 52,556
Cash flow	(7,331)	(13,683)
Lease additions	4,342	5,188
Other movements	1,954	1,070
Currency translation differences and foreign exchange (gains)/losses	(260)	(294)
End balance	43,542	44,837
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	9,001	8,218
Cash flow	(9,617)	(7,618)
Lease additions	1,021	1,111
Other movements	9,619	7,560
Currency translation differences and foreign exchange (gains)/losses	(93)	(270)
End balance	9,931	9,001
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	74,794	80,868
Cash flow	(215)	(254)
Lease additions	3,321	4,077
Other movements	(7,184)	(7,883)
Currency translation differences and foreign exchange (gains)/losses	894	(2,014)
End balance	71,610	74,794
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	1,288	440
Cash flow	723	(1,799)
Lease additions
Other movements	(481)	1,393
Currency translation differences and foreign exchange (gains)/losses	(755)	1,254
End balance	775	1,288
Cash and cash equivalents (see Note 17)
Disclosure Of Net Debt [Line Items]
Beginning balance	(40,246)	(36,970)
Cash flow	1,778	(4,012)
Lease additions
Other movements	0	0
Currency translation differences and foreign exchange (gains)/losses	(306)	736
End balance	$ (38,774)	$ (40,246)